Retirement Plans and Employee Rights Upon Termination (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans and Employee Rights Upon Termination [Abstract]
Employee contribution percentage		50.00%
Employer contributions matching amount	$ 3,000	$ 3,000
Percent of employee contribution matched by the Company	4.00%	3.00%
Employer contribution amount		$ 1,100	$ 800	$ 500